Equity Method Accounted Investees - Activity (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	[2]	Dec. 31, 2023 MXN ($)	Oct. 31, 2023 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution		$ 156	[1]				$ 3,261			$ 3,348
Cash and cash equivalents		6,705	[1],[2]			$ 83,439	139,834	$ 7,917		165,112		$ 97,407
Results for the period, net of tax		$ (48)	[3]	$ (993)	$ (406)	99
Promotora Mexicana de Embotelladores, S.A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received					79
Total Joint Ventures
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Equity income recognized from ownership interest, net of tax				12	$ 190	192
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received				$ 19		16
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Economic ownership percentage		36.40%		36.40%	36.40%
Heineken Group
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Economic ownership percentage		0.90%		0.90%	0.90%
Jugos del Valle, S.A.P.I. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution							482			466
Capital reduction					$ 24
Economic ownership percentage		28.20%		28.20%	28.20%
Planta Nueva Ecología De Tabasco, S.A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution							$ 320			$ 506
Alimentos de Soja S.A.U.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments					$ 143
Economic ownership percentage		10.70%		10.70%	10.70%
IFS TopCo LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Economic ownership percentage	37.10%	37.08%		37.08%	37.08%
Cash and cash equivalents	$ 1,500										$ 24,468
Fair value of investment	$ 890										$ 15,032
Total associates
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Equity income recognized from ownership interest, net of tax				$ 294	$ 25	194
Other Associates
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Results for the period, net of tax				$ 2,071	$ (621)	$ 287

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.4